CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 16,619,057	$ 19,931,589	$ 7,159,073
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation and amortization	1,460,162	1,611,372	618,237
Bad debt provision	190,840	1,947,371
Change in fair value of warrant derivative liability	(925,445)	286,877
Gain from disposal of subsidiaries	(126,860)
Change in operating assets
Accounts receivables, trade	(19,428,249)	(37,509,713)	(14,767,985)
Accounts receivables - related parties	49,559	(48,318)	3,562,779
Other receivables and prepayments	(7,988,301)	(261,746)	6,967
Inventories	1,160,326	(12,813,671)	4,227,785
Other current assets	(12,117)	258,319	29,895
Change in operating liabilities
Accounts payables, trade	31,772,095	27,638,400	1,407,351
Accrued liabilities	390,318	(130,264)	26,239
Taxes payable	5,007,684	1,603,892	927,234
Net cash (used in) provided by operating activities	(58,228,100)	1,480,309	(6,005,159)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of subsidiaries, net of cash disposed of $3,439,038	(2,226,038)
Purchase of equipment and construction-in-progress	(1,021,169)	(3,563,545)	(13,553,487)
Purchase of intangible assets	(1,545)	(6,419)	(5,972,103)
Proceeds from the disposal of plant and equipment and intangible assets	2,354
Cash received from legal acquirer		5,913
Net cash used in investing activities	(3,246,398)	(3,564,051)	(19,525,590)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash	(19,412,627)	(730,855)	(5,414,494)
Notes payable	40,898,856	6,824,463	13,695,975
Proceeds from government		1,163,426	3,372,030
Proceeds from short-term loan	102,257,686	30,511,770	50,174,196
Payments on short-term loan	(81,516,378)	(32,055,846)	(34,620,488)
Shareholder contribution		366,780	3,080,000
Proceeds from shareholder loan		2,545,439
Payments on shareholder loan	(2,336,481)
Proceeds from recapitalization		5,388,083
Payments of recapitalization cost		(666,468)
Repayments on shareholder promissory notes		(100,000)
Proceeds from shares issuance		5,594,543
Payments of financing costs		(300,148)
Payments on repurchase of shares pursuant to Put Option	(2,000,000)
Payments on repurchase of warrants	(512,158)
Shares issued for exercise of over allotment related to secondary offering	373,242
Net cash provided by financing activities	37,517,902	19,272,602	31,004,341
EFFECT OF EXCHANGE RATE ON CASH	997,292	496,932	(18,148)
(DECREASE) INCREASE IN CASH	(22,959,304)	17,685,792	5,455,444
CASH, beginning of year	23,493,805	5,808,013	352,569
CASH, end of year	534,501	23,493,805	5,808,013
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	2,074,034	1,021,066	841,613
Cash paid for income taxes	4,051,393	1,986,106	106,977
Settlement of consideration receivable offset against
- Purchase deposits to Honesty Group	(1,771,815)
- Payable to Honesty Group	10,156,024
All Other
Change in operating assets
Advances to suppliers	(101,730,517)	(10,680,527)	(7,588,177)
Change in operating liabilities
Other payables	9,789,100	(1,542,236)	3,067,883
Customer deposits	5,544,248	2,734,645	457,480
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Settlement of consideration receivable	8,925,001
Related Party Transactions
Change in operating assets
Advances to suppliers		9,027,294	1,853,952
Change in operating liabilities
Other payables		(235,178)	(7,299,039)
Customer deposits		(337,797)	305,167
Bank Overdrafts
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank overdrafts	7,304,321	10,349,643	5,061,259
Payments on bank overdrafts	(7,538,559)	(9,618,228)	(4,344,137)
Honesty Group
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Settlement of consideration receivable	$ 57,477,790